Income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Income and expenses
Sales by geographical area

	2023	2022	2021
	US$'000	US$'000	US$'000
Spain	169,390	282,387	251,528
Germany	276,333	442,331	292,774
Other European Countries	199,789	423,002	383,578
USA	670,854	966,161	515,095
Rest of World	333,668	484,035	335,933
Total	1,650,034	2,597,916	1,778,908

Schedule of raw materials and energy consumption for production

	2023	2022	2021
	US$'000	US$'000	US$'000
Purchases of raw materials, supplies and goods	732,661	793,014	581,991
Changes in inventories	83,033	(163,430)	(74,361)
Energy	(28,651)	324,218	351,083
Others	78,556	301,419	325,088
Write-down of raw materials	2,192	12,342	—
Write-down of finished goods	11,495	17,523	1,095
Total	879,286	1,285,086	1,184,896

Schedule of other operating income

	2023	2022	2021
	US$'000	US$'000	US$'000
Energy	—	53,802	—
Carbon dioxide emissions allowances	80,316	88,952	103,044
Others	20,676	4,602	7,041
Total	100,992	147,356	110,085

Schedule of staff costs

	2023	2022	2021
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	220,293	232,880	214,374
Pension plan contributions	7,978	7,977	7,571
Employee benefit costs	77,588	73,953	58,972
Total	305,859	314,810	280,917

Schedule of Plan awards

Number of awards
Outstanding as of December 31, 2020	3,411,974
Granted during the period	1,307,934
Exercised during the period	(309,462)
Expired/forfeited during the period	(51,010)
Outstanding as of December 31, 2021	4,359,436
Granted during the period	848,710
Exercised during the period	(208,076)
Expired/forfeited during the period	(1,198,364)
Outstanding as of December 31, 2022	3,801,706
Granted during the period	1,044,449
Exercised during the period	(7,986)
Expired/forfeited during the period	(277,576)
Outstanding as of December 31, 2023	4,560,593

Exercisable as of December 31, 2023	336,399

Schedule of share based payment arrangements

				Fair Value at
Grant Date	Performance Period	Expiration Date	Exercise Price	Grant Date	2023	2022
May 30, 2023	December 31, 2025	May 30, 2033	0.01	$6.64	1,044,449	—
September 22, 2022	December 31, 2024	September 22, 2032	0.01	$8.53	571,134	848,710
September 9, 2021	December 31, 2021	September 9, 2031	0.01	$8.83	1,255,824	1,255,824
December 16, 2020	December 31, 2020	December 16, 2030	nil	$1.23	1,352,788	1,352,788
March 13, 2019	December 31, 2021	March 13, 2029	nil	$2.69	129,824	136,682
June 14, 2018	N/A	June 14, 2028	nil	$9.34	44,650	44,650
March 21, 2018	December 31, 2020	March 21, 2028	nil	$22.56	51,690	52,819
June 20, 2017	December 31, 2019	June 20, 2027	nil	$15.90	—	—
June 1, 2017	N/A	June 1, 2027	nil	$10.96	—	—
June 1, 2017	December 31, 2019	June 1, 2027	nil	$16.77	77,712	77,712
November 24, 2016	December 31, 2018	November 24, 2026	nil	$16.66	32,522	32,521
					4,560,593	3,801,706

Schedule of performance condition of share options granted
Vesting Conditions
40% based cumulative earnings before interest and tax (EBIT)
40% based on cumulative operational cash flow
20% based on total shareholder return (TSR) relative to a comparator group

Schedule of assumptions used to estimate the fair value of Ferroglobe stock option

	Grant date
	May 30, 2023	September 22, 2022	September 9, 2021
Grant date share price	$4.50	$5.76	$8.57
Exercise price	0.01	0.01	0.01
Expected volatility	87.7%	94.28%	104,75%
Option life	3.00 years	3.00 years	2.31 years
Dividend yield	—	—	—
Risk-free interest rate	4.13%	4.12%	0.28%
Remaining performance period at grant date (years)	3.00	3.00	2,31
Company TSR at grant date	0,64%	(27.2)%	N/A %
Median comparator group TSR at grant date	10.5	10.5	N/A

Schedule of other operating expenses

	2023	2022	2021
	US$'000	US$'000	US$'000
Carbon dioxide credit	81,870	100,220	129,267
Services of independent professionals	40,687	74,552	40,891
Freight cost	51,415	78,245	56,941
Insurance premiums	15,506	14,963	11,019
Tax	11,280	15,919	12,892
Other operating expenses	69,332	62,353	45,799
Total	270,090	346,252	296,809

Schedule of depreciation and amortization charges, operating allowances and write-downs

	2023	2022	2021
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 7)	663	725	7,241
Depreciation of property, plant and equipment (Note 8)	72,869	80,834	90,087
Total	73,532	81,559	97,328

Schedule of finance income

	2023	2022	2021
	US$'000	US$'000	US$'000
Other finance income	5,422	2,274	253
Total	5,422	2,274	253

Schedule of finance costs

	2023	2022	2021
	US$'000	US$'000	US$'000
Interest on debt instruments (Note 18)	24,414	40,913	42,579
Interest on loans and bank borrowings (Note 16 and Note 19)	3,794	9,482	12,584
Interest on leases (Note 17)	1,715	1,587	1,100
Interest on note and bill discounting	127	125	88
Other finance costs	8,743	8,908	92,838
Total	38,793	61,015	149,189

Schedule of changes in impairment losses

	2023	2022	2021
	US$'000	US$'000	US$'000
Impairment of intangible assets (Note 7)	—	—	(1,153)
Impairment of property, plant and equipment (Note 8)	(25,768)	(56,999)	1,663
Impairment of non-current financial assets	478	—	(373)
Impairment loss (gain)	(25,290)	(56,999)	137